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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2010 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 15.9%
$12,250,000		Barclays Bank PLC, 0.500%, due 10/01/10	$12,250,000
14,750,000		BNP Paribas New York, 0.520%, due 02/09/11	14,756,422
5,750,000		BNP Paribas New York, 0.530%, due 10/15/10	5,750,067
14,000,000		Commonwealth Bank of Australia, 0.230%, due 10/29/10	14,000,000
12,500,000		Deutsche Bank, 0.510%, due 05/25/11	12,500,810
18,750,000		Dexia Credit Local S.A. New York, 0.456%, due 06/29/11	18,750,000
14,000,000		Lloyds TSB Bank PLC, 0.510%, due 10/22/10	14,002,039
5,000,000		Lloyds TSB Bank PLC, 1.175%, due 10/26/10	5,003,202
8,250,000		Natixis US Finance Co., 0.420%, due 12/30/10	8,250,414
2,250,000		Rabobank Nederland NV NY, 0.340%, due 11/15/10	2,249,690
10,000,000		Rabobank Nederland NV NY, 0.390%, due 12/30/10	10,000,499
7,500,000		Rabobank Nederland NV NY, 0.530%, due 11/30/10	7,500,125
3,000,000		Royal Bank of Canada, 0.400%, due 10/28/10	2,999,775
7,000,000		Royal Bank of Canada, 0.853%, due 07/01/11	7,021,773
13,250,000		Societe Generale NY, 0.400%, due 07/19/11	13,221,115
9,850,000		Svenska Handelsbanken AB, 0.220%, due 10/15/10	9,850,000
3,335,000		Svenska Handelsbanken AB, 0.270%, due 11/18/10	3,335,089
2,250,000		Toronto Dominion Bank NY, 0.450%, due 11/04/10	2,250,000
6,250,000		Toronto Dominion Bank NY, 0.510%, due 11/17/10	6,250,081
6,500,000		Toronto Dominion Bank NY, 0.540%, due 11/19/10	6,500,351
7,750,000		Toronto Dominion Bank NY, 0.620%, due 07/15/11	7,750,000
		Total Certificates of Deposit
		(Cost $184,191,452)	184,191,452
COMMERCIAL PAPER: 51.5%
2,000,000		American Honda Finance, 0.190%, due 10/12/10	1,999,884
3,500,000	#	ANZ National Int’l Ltd., 0.598%, due 07/25/11	3,500,000
15,000,000		ANZ National Int’l Ltd., 0.603%, due 04/20/11	14,949,750
20,750,000		ASB Finance Ltd., 0.376%, due 02/24/11	20,718,443
12,000,000		Barclays U.S. Funding LLC, 0.150%, due 10/01/10	12,000,000
9,000,000		Barton Capital LLC, 0.260%, due 10/26/10	8,998,375
2,500,000		Barton Capital LLC, 0.350%, due 10/06/10	2,499,917
19,500,000		Barton Capital LLC, 0.381%, due 01/14/11	19,478,796
4,500,000		BNP Paribas Finance, 0.200%, due 10/01/10	4,500,000
4,250,000		BNP Paribas Finance, 0.200%, due 10/04/10	4,249,929
1,073,000		Cafco LLC, 0.250%, due 10/13/10	1,072,911
1,750,000		Cafco LLC, 0.391%, due 02/17/11	1,747,365
1,250,000		Cafco LLC, 0.501%, due 10/18/10	1,249,705
14,250,000		Cafco LLC, 0.602%, due 01/19/11	14,223,875
7,500,000		Cafco LLC, 0.672%, due 01/14/11	7,485,344
3,265,000		Cargill, Inc., 0.220%, due 10/07/10	3,264,880
5,000,000		Cargill, Inc., 0.230%, due 10/21/10	4,999,361
7,750,000		Ciesco LLC, 0.260%, due 11/29/10	7,746,698
1,750,000		Ciesco LLC, 0.340%, due 02/14/11	1,747,752
2,000,000		Ciesco LLC, 0.410%, due 11/17/10	1,999,008
8,750,000		Ciesco LLC, 0.672%, due 01/10/11	8,733,552
10,250,000		Ciesco LLC, 0.672%, due 01/13/11	10,230,161
10,000,000	#	Commonwealth Bank of Australia, 0.568%, due 06/20/11	10,000,000
5,000,000		Concord Minutemen Capital Co., 0.320%, due 10/04/10	4,999,867
5,000,000		Concord Minutemen Capital Co., 0.602%, due 11/19/10	4,995,917
5,500,000		Concord Minutemen Capital Co., 0.702%, due 12/02/10	5,493,369
7,000,000		Concord Minutemen Capital Co., 0.702%, due 03/24/11	6,976,317
12,000,000		Concord Minutemen Capital Co., 0.955%, due 01/11/11	11,967,700
5,000,000		Crown Point Capital Co., 0.320%, due 10/04/10	4,999,867
7,750,000		Crown Point Capital Co., 0.602%, due 11/19/10	7,742,875
4,500,000		Crown Point Capital Co., 0.702%, due 12/02/10	4,494,575
6,500,000		Crown Point Capital Co., 0.702%, due 03/24/11	6,478,008
10,500,000		Crown Point Capital Co., 0.955%, due 01/11/11	10,471,737
5,250,000		Danske Corp., 0.260%, due 10/22/10	5,249,204
24,750,000		Danske Corp., 0.370%, due 10/04/10	24,749,300
2,000,000		Dexia Delaware LLC, 0.370%, due 10/05/10	1,999,918
5,750,000		Dexia Delaware LLC, 0.661%, due 10/28/10	5,747,154
20,250,000		Edison Asset Securitization LLC, 0.230%, due 10/20/10	20,247,542
3,500,000		Edison Asset Securitization LLC, 0.400%, due 10/12/10	3,499,572
6,000,000		Edison Asset Securitization LLC, 0.411%, due 10/18/10	5,998,838
3,669,000		Jupiter Securitization Company LLC, 0.230%, due 10/20/10	3,668,555
4,250,000		Jupiter Securitization Company LLC, 0.270%, due 10/12/10	4,249,649
6,250,000		Jupiter Securitization Company LLC, 0.320%, due 11/01/10	6,248,278
1,000,000		Jupiter Securitization Company LLC, 0.330%, due 10/22/10	999,808
14,750,000		Jupiter Securitization Company LLC, 0.330%, due 12/06/10	14,741,076
1,000,000		Jupiter Securitization Company LLC, 0.340%, due 10/26/10	999,764
3,500,000		Jupiter Securitization Company LLC, 0.380%, due 10/05/10	3,499,852
10,750,000		Lloyds TSB Bank PLC, 0.511%, due 10/05/10	10,749,391

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
COMMERCIAL PAPER (continued)
$5,250,000		Natixis US Finance Co., 0.602%, due 02/08/11	$5,238,625
15,500,000		Natixis US Finance Co., 0.681%, due 10/05/10	15,499,024
9,750,000		Old Line Funding LLC, 0.240%, due 10/18/10	9,748,895
2,750,000		Old Line Funding LLC, 0.250%, due 11/18/10	2,749,083
3,250,000		Old Line Funding LLC, 0.270%, due 10/13/10	3,249,708
15,750,000		Old Line Funding LLC, 0.622%, due 12/13/10	15,730,199
21,500,000		Pepsico, Inc., 0.160%, due 10/08/10	21,499,331
5,500,000		Pepsico, Inc., 0.160%, due 10/13/10	5,499,707
18,750,000		Royal Bank of Scotland Group, 0.200%, due 10/04/10	18,749,687
5,000,000		Royal Bank of Scotland Group, 0.290%, due 11/15/10	4,998,188
5,500,000		Royal Bank of Scotland Group, 0.491%, due 10/12/10	5,499,177
3,250,000		Societe Generale North America, 0.230%, due 10/01/10	3,250,000
4,000,000		Societe Generale North America, 0.235%, due 10/05/10	3,999,896
1,000,000		Societe Generale North America, 0.300%, due 11/01/10	999,742
7,500,000		Societe Generale North America, 0.551%, due 10/18/10	7,498,052
6,250,000		Thunder Bay Funding LLC, 0.260%, due 11/18/10	6,247,833
6,250,000		Thunder Bay Funding LLC, 0.270%, due 12/06/10	6,246,906
9,500,000		Thunder Bay Funding LLC, 0.380%, due 10/12/10	9,498,918
13,000,000		Thunder Bay Funding LLC, 0.451%, due 11/22/10	12,991,550
13,750,000		UBS Finance Delaware LLC, 0.190%, due 10/05/10	13,749,710
8,500,000		UBS Finance Delaware LLC, 0.481%, due 10/07/10	8,499,320
400,000		UBS Finance Delaware LLC, 0.496%, due 10/06/10	399,973
11,500,000		Variable Funding Capital, 0.220%, due 10/12/10	11,499,227
16,500,000		Variable Funding Capital, 0.420%, due 10/14/10	16,497,498
6,500,000		Westpac Banking Group, 0.300%, due 01/06/11	6,494,746
2,500,000		Windmill Funding Group, 0.400%, due 10/22/10	2,499,417
8,750,000		Windmill Funding Group, 0.481%, due 11/22/10	8,743,933
8,250,000		Windmill Funding Group, 0.501%, due 11/01/10	8,247,029
11,000,000		Windmill Funding Group, 0.531%, due 01/18/11	10,982,348
		Total Commercial Paper
		(Cost $595,471,561)	595,471,561
CORPORATE BONDS/NOTES: 8.2%
1,750,000	C	Abbott Laboratories, 3.750%, due 03/15/11	1,774,039
500,000	C	Abbott Laboratories, 5.600%, due 05/15/11	516,064
2,000,000		Australia & New Zealand Banking Group Ltd., 4.875%, due 11/08/10	2,009,066
12,564,000		Credit Suisse FB USA Inc., 0.486%, due 03/02/11	12,569,466
3,250,000		Credit Suisse FB USA Inc., 5.500%, due 08/16/11	3,387,114
4,250,000		Deutsche Bank AG, 0.034%, due 03/21/11	4,248,789
7,250,000		Deutsche Bank AG London, 5.000%, due 10/12/10	7,260,021
500,000		Kreditanstalt fuer Wiederaufbau, 1.875%, due 03/15/11	502,699
9,500,000		Kreditanstalt fuer Wiederaufbau, 3.250%, due 02/15/11	9,598,188
4,500,000	#	Rabobank Nederland NV NY, 0.446%, due 09/16/11	4,500,000
1,250,000	#	Rabobank Nederland NV NY, 0.635%, due 08/05/11	1,251,906
15,250,000	#, C	Royal Bank of Canada, 0.533%, due 11/01/11	15,250,000
14,000,000	#, C	Svenska Handelsbanken AB, 0.448%, due 10/07/11	14,000,000
18,500,000	C	Westpac Banking Group, 0.558%, due 09/28/11	18,500,000
		Total Corporate Bonds/Notes
		(Cost $95,367,352)	95,367,352
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
3,300,000		Federal National Mortgage Association, 4.750%, due 12/15/10	3,329,773
8,500,000		Federal Home Loan Mortgage Corporation, 1.550%, due 12/15/10	8,520,799
		Total U.S. Government Agency Obligations
		(Cost $11,850,572)	11,850,572
U.S. TREASURY NOTES: 3.3%
19,000,000		U.S. Treasury, 0.900%, due 09/22/11	18,950,491
19,000,000		U.S. Treasury, 1.000%, due 09/30/11	19,132,899
		Total U.S. Treasury Notes
		(Cost $38,083,390)	38,083,390
REPURCHASE AGREEMENTS: 20.1%
107,660,000		Deutsche Bank Repurchase Agreement dated 09/30/10, 0.240%, due 10/01/10, $107,660,718 to be received upon repurchase (Collateralized by $109,823,000 various U.S. Government Agency Obligations, Discount Notes, Market Value plus accrued interest $109,813,72	107,660,000
125,000,000		Goldman Sachs Repurchase Agreement dated 09/30/10, 0.210%, due 10/01/10, $125,000,729 to be received upon repurchase (Collateralized by $127,405,000 FCSB, 0.000%-1.400%, Market Value plus accrued interest $127,500,068, due 09/07/12-10/28/13)	125,000,000
		Total Repurchase Agreement
		(Cost $232,660,000)	232,660,000

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
SECURITIES LENDING COLLATERAL(cc): 0.1%
$747,006		BNY Institutional Cash Reserves Fund, Series B (2)(3)		$597,605
		Total Securities Lending Collateral
		(Cost $747,006)		597,605
		Total Investments in Securities
		(Cost $1,158,371,333)*	100.1%	$1,158,221,932
		Other Assets and Liabilities - Net	(0.1)	(632,296)
		Net Assets	100.0%	$1,157,589,636

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	(2)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(3)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(149,401)
		Net Unrealized Depreciation		$(149,401)

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Certificats of Deposit	$—	$184,191,452	$—	$184,191,452
Commerical Paper	—	595,471,561	—	595,471,561
Corporate Bonds/Notes	—	95,367,352	—	95,367,352
U.S. Government Agency Obligations	—	11,850,572	—	11,850,572
U.S. Treasury Notes	—	38,083,390	—	38,083,390
Repurchase Agreements	—	232,660,000	—	232,660,000
Securities Lending	—	—	597,605	597,605
Total Investments, at value	$—	$1,157,624,327	$597,605	$1,158,221,932

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Securities Lending	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010